Derivative Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative instruments gain (loss) recognized in Other Comprehensive Income
Beginning Balance	$ 0	$ 0
Mark-to-market loss (gain) on forward exchange contracts	(1)	1
Reclassification of gain (loss) from OCI to management fees, franchise fees, and other income	(2)	(1)	6
Ending Balance	(3)	0	0
Derivatives designated as hedging instruments [Member]
Asset Derivatives
Derivative assets designated as hedging instruments	15	16
Derivatives designated as hedging instruments [Member] | Forward contracts [Member] | Prepaid and Other Current Assets [Member]
Asset Derivatives
Derivative assets designated as hedging instruments	3	0
Derivatives designated as hedging instruments [Member] | Interest rate swap [Member] | Other assets [Member]
Asset Derivatives
Derivative assets designated as hedging instruments	12	16
Derivatives not designated as hedging instruments [Member]
Asset Derivatives
Derivative assets designated as hedging instruments	0	0
Liability Derivatives
Derivative liability designated as hedging instruments	0	9
Derivatives not designated as hedging instruments [Member] | Forward contracts [Member] | Prepaid and Other Current Assets [Member]
Asset Derivatives
Derivative assets designated as hedging instruments	0	0
Derivatives not designated as hedging instruments [Member] | Forward contracts [Member] | Accrued Expenses [Member]
Liability Derivatives
Derivative liability designated as hedging instruments	$ 0	$ 9